ACQUISITIONS (Details) - USD ($) $ in Thousands					9 Months Ended		12 Months Ended
	Oct. 22, 2021	Oct. 22, 2020	Sep. 25, 2020	May 31, 2019	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Total purchase price, net of cash acquired							$ 74,736	$ 20,214
Net working capital adjustment receivable							750
Proceeds from long term debt used to pay Acquisition consideration					$ 172,813		20,000	22,310
Contingent Consideration settled through a cash payment						$ 6,624	6,624
Fair value of the Class A units issued in settlement of contingent consideration							2,208	7,567
Goodwill					115,158		115,750	101,672	$ 91,782
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Deferred tax asset					793		345	206
Deferred tax liabilities					55,949		55,193	60,008
Goodwill					115,158		115,750	$ 101,672	$ 91,782
Narellan Group Pty Limited
Business Acquisition [Line Items]
Total purchase price				$ 35,233
Total purchase price in cash				20,238
Business acquisition, transaction costs				1,100
Business acquisition, equity consideration				7,567
Business acquisition, contingent consideration				7,400			$ 7,400
Proceeds from long term debt used to pay Acquisition consideration				22,300
long-term debt, discount				700
Contingent Consideration settled through a cash payment			$ 6,600
Contingent Consideration settled through Class A units as equity consideration			758,697
Contractual value of shares issued to settle contingent consideration			$ 2,200
Fair value of the Class A units issued in settlement of contingent consideration			2,800
Stock-based compensation expense arising in contingent consideration settlement			$ 600
Goodwill				9,788
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Total consideration				35,233
Cash				24
Trade receivables				1,420
Inventories				4,501
Prepaid expenses and other current assets				472
Property and equipment				4,861
Intangible assets				18,332
Deferred tax asset				126
Total assets acquired				29,736
Accounts payable				3,379
Accrued expenses and other current liabilities				442
Deferred tax liabilities				470
Total liabilities assumed				4,291
Total fair value of net assets acquired, excluding goodwill:				25,445
Goodwill				$ 9,788
GL International, LLC
Business Acquisition [Line Items]
Total purchase price	$ 79,700	$ 79,700
Total purchase price in cash	79,700
Total purchase price, net of cash acquired	74,700	74,700
Cash acquired	5,000	5,000
Net working capital adjustment receivable	800	800
Business acquisition, transaction costs	2,400	2,400
Goodwill	13,105	13,105			13,100
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Total consideration	79,743	79,743
Cash	5,007	5,007
Trade receivables	10,639	10,639
Inventories	11,854	11,854
Prepaid expenses and other current assets	3,949	3,949
Property and equipment	1,402	1,402
Intangible assets	46,700	46,700
Total assets acquired	79,551	79,551
Accounts payable	3,536	3,536
Accrued expenses and other current liabilities	8,853	8,853
Other long-term liabilities	524	524
Total liabilities assumed	12,913	12,913
Total fair value of net assets acquired, excluding goodwill:	66,638	66,638
Goodwill	$ 13,105	$ 13,105			$ 13,100